Assets and liabilities of disposal group held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets And Liabilities Of Disposal Group Held For Sale [Line Items]
Cash and cash equivalents	$ 387,427	$ 403,805	$ 193,869	$ 265,933
Fixed assets, net	3,699,192	2,947,369
Right-of-use asset, net	210,941	$ 121,348	$ 96,515
Total assets of disposal group classified as held for sale	81,661
Disposal groups classified as held for sale [member]
Assets And Liabilities Of Disposal Group Held For Sale [Line Items]
Cash and cash equivalents	5,753
Trade receivables	298
Other receivables	604
Restricted cash	1,826
Fixed assets, net	70,186
Right-of-use asset, net	2,994
Total assets of disposal group classified as held for sale	$ 81,661